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Colonial
Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621
617-426-3750

July 1, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust I (the "Trust")
    Colonial Tax-Managed Growth Fund (the
    "Fund")
    File Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information dated July 1, 1997 and the Supplement (also dated July 1, 1997) to the Prospectus dated December 30, 1996 for the Fund does not differ from that contained in Post-Effective Amendment No. 43 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on June 27, 1997.

Very truly yours,

COLONIAL TAX-MANAGED GROWTH FUND



By:Ellen Harrington
  Assistant Secretary


cc:  D. Sullivan (2)
     M. Telman
     E. Edson
     D. Young (2)